Business Combinations - Summary of Identification of the Difference Between the Cost of the Investment and the Group's Share of FAFG's Net Fair Value Of Identifiable Assets And Liabilities (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Trade receivables, net	$ 106,887,312	$ 3,259,754	$ 93,899,276
Inventories	57,313,938	1,747,909	59,658,354
Property, plant and equipment	312,531,471	9,531,304	264,871,522
Goodwill	52,525,342	1,601,871	52,419,427	$ 1,598,641	$ 52,313,399	$ 52,072,413
Other payables	12,428,194	379,024	12,223,879
Deferred tax liabilities	6,850,104	208,908	7,703,646
Net defined benefit liabilities	$ 2,869,587	$ 87,514	3,584,736	$ 109,324	$ 3,784,120	$ 5,561,596
After Retrospectively Adjusted [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Trade receivables, net			99,536,761
Other receivables			15,902,053
Current tax assets			875,598
Inventories			59,658,354
Other current assets			4,973,647
Property, plant and equipment			264,871,522
Goodwill			52,419,427
Other payables			44,556,840
Current tax liabilities			9,649,556
Deferred tax liabilities			7,703,646
Net defined benefit liabilities			4,130,104
Before Retrospectively Adjusted [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Trade receivables, net			99,529,100
Other receivables			15,611,917
Current tax assets			905,345
Inventories			59,606,188
Other current assets			4,959,034
Property, plant and equipment			264,812,022
Goodwill			52,404,416
Other payables			44,242,885
Current tax liabilities			9,667,755
Deferred tax liabilities			7,598,008
Net defined benefit liabilities			$ 4,122,158